Commitments and Contingencies (Details)	1 Months Ended				6 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ILS (₪)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 ILS (₪)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ILS (₪)	Jun. 30, 2024 ILS (₪)	Jan. 01, 2024
Commitments and Contingencies [Line Items]
Aggregate budget	$ 1,062	₪ 3,850,869	$ 1,500,000	₪ 4,880,603
Percentage of approved budget					60.00%	60.00%
Aggregate amount					$ 1,333	₪ 4,623,142
Total funds received					$ 800		₪ 2,773,885
Federal reserve percentage					0.71513%	0.71513%
Interest rate								1.00%
Fixed annual interest rate								4.00%
Contingent upon future sales (in Dollars)					$ 894
Rent payment					153	₪ 500,000
Reimbursement amount					9	30,000
Management fees					$ 19	₪ 69,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Percentage of approved budget					40.00%	40.00%
Royalties percentage					3.00%	3.00%
Future lease payments rate					7.98%	7.98%
Maximum [Member]
Commitments and Contingencies [Line Items]
Royalties percentage					3.50%	3.50%
Future lease payments rate					15.04%	15.04%